Condensed financial information of the parent company (Tables)	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	June 30, 2020	June 30, 2019
ASSETS
CURRENT ASSETS:
Cash	$793,234	$60,122
Other receivables	1,002,300	2,300
Prepayments and advances	150,000	25,000
Total current assets	1,945,534	87,422

OTHER ASSETS:
Intercompany receivable	1,709,710	19,149,878
Investment in subsidiaries	3,457,764	-
Total other assets	5,167,474	19,149,878

Total assets	$7,113,008	$19,237,300

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Other payables and accrued liabilities	$511,799	$203,292
Other payables - shareholders	10,711	540,000
Loans payable - employee	-	308,089
Total current liabilities	552,510	1,051,381

OTHER LIABILITIES:
Loss in excess of investment in subsidiaries	-	17,665,121
Total other liabilities	-	17,665,121

Total liabilities	552,510	18,716,502

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding	-	-
Ordinary share, $0.001 par value, 74,000,000 shares authorized, 25,623,822 and 7,174,626 shares issued and outstanding as of June 30, 2020 and 2019, respectively	25,624	7,175
Additional paid-in-capital	69,689,789	54,237,082
Deferred stock compensation	(1,201,183)	(3,161,200)
Deficit	(61,923,732)	(64,031,446)
Statutory reserves	-	6,248,092
Accumulated other comprehensive income	-	7,221,095
Total shareholders’ equity	6,590,498	520,798
Total liabilities and shareholders’ equity	$7,113,008	$19,237,300

Schedule of parent company statements of operations and comprehensive loss
	For the Years Ended June 30,
	2020	2019	2018
GENERAL AND ADMINISTRATIVE EXPENSES	$(1,402,044)	$(1,756,972)	$(858,605)
STOCK COMPENSATION EXPENSE	(3,444,617)	(4,592,200)	(1,388,501)
LOSS FROM OPERATIONS	(4,846,661)	(6,349,172)	(2,247,106)

OTHER INCOME (EXPENSE), NET
Interest income	-	84	13
Finance expense	(5,007)	(1,465)	(26)
Equity loss of subsidiaries	(12,562,142)	(8,037,977)	(5,152,846)
Gain on sale of subsidiaries	5,787,213	-	-
TOTAL OTHER EXPENSE, NET	(6,779,936)	(8,039,358)	(5,152,859)

NET LOSS	(11,626,597)	(14,388,530)	(7,399,965)

OTHER COMPREHENSIVE INCOME (LOSS):
Foreign currency translation income (loss)	-	(335,080)	347,097

COMPREHENSIVE LOSS	$(11,626,597)	$(14,723,610)	$(7,052,868)

Schedule of parent company statements of cash flows
	For the Years Ended June 30,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(11,626,597)	$(14,388,530)	$(7,399,965)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	3,444,617	4,592,000	1,388,501
Equity loss of subsidiaries	12,562,142	8,037,977	5,152,846
Gain on sale of discontinued operations	(5,787,213)	-	-
Changes in operating assets and liabilities
Other receivables	-	-	(2,300)
Prepayments and advances	(125,000)	15,458	(40,458)
Intercompany receivables	(1,231,449)	(575,094)	(42,350)
Other payables and accrued liabilities	93,711	509,381	2,000
Other payables – related parties	-	540,000	720,000
Net cash used in operating activities	(2,669,789)	(1,268,608)	(221,726)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,000,000)	-	-
Proceeds from disposal of subsidiaries	600,000	-	-
Net cash used in investing activities	(1,400,000)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	300,000	-	-
Proceeds from sale of ordinary shares	4,502,901	950,000	600,000
Net cash provided by financing activities	4,802,901	950,000	600,000

NET CHANGE IN CASH	733,112	(318,608)	378,274

CASH, beginning of year	60,122	378,730	456

CASH, end of year	$793,234	$60,122	$378,730

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable – employees upon tri-party agreements	$-	$308,089	$-
Ordinary shares issued to repay other payables – related parties and service providers	$1,137,378	$4,928,400	$3,859,443
Ordinary shares issued to repay debt in subsidiary	$5,240,679	$-	$-
Ordinary share issued for acquisition of subsidiary	$1,889,799	$-	$-
Ordinary share issued for acquisition of equipment	$1,963,607	$-	$-
Other receivables outstanding from disposal of subsidiary	$1,000,000	$-	$-
Recognition of accrued liabilities from subsidiary	$214,792	$-	$-
Derecognition of intercompany balance upon disposal of subsidiary	$23,164,488	$-	$-